JPMORGAN FUNDS


PROSPECTUS DECEMBER 29 2003


JPMORGAN TAX FREE FUNDS

INSTITUTIONAL CLASS SHARES


CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOG0]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


CONTENTS

California Bond Fund                                                           1

Intermediate Tax Free Income Fund                                              7

New York Intermediate Tax Free Income Fund                                    13

The Funds' Management and Administration                                      19

How Your Account Works                                                        20

    Buying Fund Shares                                                        20

    Selling Fund Shares                                                       21

    Exchanging Fund Shares                                                    21

    Other Information Concerning the Funds                                    22

    Distributions and Taxes                                                   22

Investments                                                                   24

Risk and Reward Elements                                                      26

Financial Highlights                                                          30

How To Reach Us                                                       BACK COVER

JPMORGAN CALIFORNIA BOND FUND


RISK/RETURN SUMMARY

FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 24-29.

THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE HIGH AFTER-TAX TOTAL RETURN FOR CALIFORNIA RESIDENTS CONSISTENT WITH MODERATE RISK OF CAPITAL.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments and for risk management.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Lehman California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Rating (Fitch). The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax advisor for more information.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

Changes in a municipality's financial health may make it difficult for the municipality to make interest

                                                     PROSPECTUS DECEMBER 29 2003

and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls or regulations that do not match U.S. standards.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

To the extent the Fund invests in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and life of the Fund. It compares that performance to the Lehman California Competitive Intermediate Bond Index (1-17), a broad-based securities market index, and the Lipper California Municipal Debt Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1997                                     7.72%
1998                                     5.60%
1999                                    -0.61%
2000                                    10.18%
2001                                     4.57%
2002                                     8.08%

BEST QUARTER 3rd quarter, 2002           4.43%
---------------------------------------------
WORST QUARTER 2nd quarter, 1999         -2.03%
---------------------------------------------

The Fund's year-to-date total return as of 9/30/03 was 2.85%.


*    The Fund commenced operations as of 12/23/96.

(1)  The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002(1)

                                                                PAST 1 YEAR    PAST 5 YEARS    LIFE OF FUND
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Return Before Taxes                                                    8.08%           5.50%           5.90%
Return After Taxes on Distributions                                    7.96%           5.42%           5.83%
Return After Taxes on Distributions and Sale of Fund Shares            6.51%           5.21%           5.56%
-----------------------------------------------------------------------------------------------------------
LEHMAN CALIFORNIA COMPETITIVE INTERMEDIATE BOND INDEX (1-17)^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    8.34%           5.84%           6.18%
-----------------------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                      7.98%           5.18%           5.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(1) The Fund commenced operation on 12/23/96. Performance for the benchmark is from 12/31/96.

^    Investor cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                              0.30
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.10
OTHER EXPENSES(1)                                            0.26
-----------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.66
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.16)
-----------------------------------------------------------------
NET EXPENSES(2)                                              0.50

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.50% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       51       195       352        807

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 24-29.

THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS, WHICH ARE EXCLUDED FROM GROSS INCOME, AND TO PROTECT THE VALUE OF YOUR INVESTMENT BY INVESTING PRIMARILY IN MUNICIPAL OBLIGATIONS.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund invests in securities that are rated as investment grade by Moody's, S & P or Fitch. It may also invest in unrated securities of comparable quality.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.

The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax advisor for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL INVESTMENT INCOME TAXES


THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 Year) Maturities Index, a broad-based securities index, and the Lipper Intermediate Municipal Debt Funds Index, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                    11.78%
1994                                    -3.96%
1995                                    14.39%
1996                                     3.76%
1997                                     8.21%
1998                                     6.56%
1999                                    -0.55%
2000                                     8.56%
2001                                     4.82%
2002                                     9.40%

BEST QUARTER 1st quarter, 1995           5.92%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -3.52%
---------------------------------------------

The Fund's year-to-date total returns as of 9/30/03 was 3.42%.

* The performance in the table before the Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the historical performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus. The performance of the Fund prior to 1/1/97 is based on the performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)  The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*

                                                                 PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Return Before Taxes                                                     9.40%           5.71%            6.17%
Return After Taxes on Distributions                                     9.18%           5.56%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares             7.46%           5.42%             N/A(1)
-------------------------------------------------------------------------------------------------------------
LEHMAN COMPETITIVE INTERMEDIATE (1-17 YEAR)    MATURITIES INDEX(2)^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     9.25%           5.98%               -
-------------------------------------------------------------------------------------------------------------
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX^
(REFLECTS NO DEDUCTION FOR TAXES)                                       8.34%           5.15%            5.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

(2)  Since the Index started 7/93, it lacks a complete ten years of history.

^    Investor cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                              0.30
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.10
OTHER EXPENSES(1)                                            0.19
-----------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.59
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.09)
-----------------------------------------------------------------
NET EXPENSES(2)                                              0.50

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.50% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       51       180       320        729

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY

FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND THEIR MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 24-29.

THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS THAT ARE EXCLUDED FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND ARE EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. IT ALSO SEEKS TO PROTECT THE VALUE OF YOUR INVESTMENT.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes, and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund invests in securities that are rated as investment grade by Moody's, S&P or Fitch. It may also invest in unrated securities of comparable quality.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets, the Fund may exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED, OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax advisor for more information.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the

Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

- WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

- REQUIRE STABILITY OF PRINCIPAL

- ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares*. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman NY Competitive Intermediate (1-17 Year) Maturities Index, a broad-based securities index, and the Lipper New York Intermediate Municipal Debt Funds Average, a broad-based index.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                    11.28%
1994                                    -5.81%
1995                                    15.42%
1996                                     3.06%
1997                                     8.46%
1998                                     6.45%
1999                                    -1.41%
2000                                     9.93%
2001                                     4.15%
2002                                     9.00%

BEST QUARTER 1st quarter, 1995           5.82%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -4.27%
---------------------------------------------

The Fund's Year-to-date total return as of 9/30/03 was 3.61%.

* The performance in the table before the Institutional Class Shares were launched on 9/10/01 and the performance in the bar chart prior to 1/1/02 are based on the historical performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. The performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1)  The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*

                                                                     PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
-----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Return Before Taxes                                                         9.00%           5.56%            5.89%
Return After Taxes on Distributions                                         8.99%           5.49%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares                 7.08%           5.32%             N/A(1)
-----------------------------------------------------------------------------------------------------------------
LEHMAN NY COMPETITIVE INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(2)^
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                         8.99%           5.98%               -
-----------------------------------------------------------------------------------------------------------------
LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE^
(REFLECTS NO DEDUCTION FOR TAXES)                                           8.70%           5.22%            5.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*    See footnote on previous page.

(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

(2)  Since the Index started 7/93, it lacks a complete ten years of history.

^    Investors cannot invest directly in an index.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)

MANAGEMENT FEES                                              0.30
DISTRIBUTION (RULE 12b-1) FEES                               NONE
SHAREHOLDER SERVICE FEES                                     0.10
OTHER EXPENSES(1)                                            0.20
-----------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                              0.60
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                   (0.10)
-----------------------------------------------------------------
NET EXPENSES(2)                                              0.50

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Institutional Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.50% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                                   51       182       325        740

THE FUNDS' MANAGEMENT AND ADMINISTRATION

The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Intermediate Tax Free Income Fund and the
New York Intermediate Tax Free Income Fund are series of J.P. Morgan Mutual Fund Select Trust, a Massachusetts business trust. The trusts are both governed by the same trustees. The trustees are responsible for overseeing all business activities.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISER

JPMIM is the investment adviser and makes the day-to-day investment decisions for the Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holding, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 8/31/03, the adviser was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

FUND                                                 %
------------------------------------------------------
CALIFORNIA BOND FUND                              0.30
------------------------------------------------------
NEW YORK INTERMEDIATE
 TAX FREE INCOME FUND                             0.30
------------------------------------------------------
INTERMEDIATE TAX FREE
 INCOME FUND                                      0.30
------------------------------------------------------

PORTFOLIO MANAGERS

The Funds are managed by a team of individuals at JPMIM.

THE FUNDS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Trusts, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.10% annual fee to such entities for performing shareholder and administrative services.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in these Funds. Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank or an affiliate. These payments are made at their own expense. The price you pay for your shares is the net asset value per share (NAV) of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsibility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities.

Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order. The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

Federal law requires a fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. A fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by a fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. A fund may not be able to establish an account if the person does not provide the necessary information. In addition, a fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If a fund is unable to verify the person's identity after an account is established, a fund may be required to involuntarily redeem the person's shares and close the account.

Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. The redemption of shares purchased through the JPMorgan Institutional Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date. Any funds received in connection with late orders will be invested on the following business day.

MINIMUM INVESTMENTS

Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

You can buy shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICING FIRM

Tell your financial servicing firm which Funds you want to buy and he or she will contact us. Your financial servicing firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some financial servicing firms charge a single fee that covers all services. Your financial servicing firm must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your financial servicing firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS INSTITUTIONAL SERVICE CENTER
500 STANTON CHRISTIANA CENTER
NEWARK, DE 19713

The JPMorgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions.

The JPMorgan Institutional Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Institutional Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Institutional Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICE FIRM

Tell your financial service firm which Funds you want to sell. Your financial service firm must accept you order by the close of regular trading on the NYSE in order for us to process your order at that day's price. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your financial service firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Institutional Class Shares for shares of the same class or Ultra Shares in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

ABUSIVE TRADING

The California Bond Fund, Intermediate Tax Free Income Fund and New York Intermediate Tax Free Income Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, when there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of these Funds' and their administrator's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are excepted from this trading prohibition.




OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-  reinvest all distributions in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligations. Similarly, for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for designation as qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

JPMORGAN TAX FREE FUNDS


INVESTMENTS

This table discusses the customary types of investments which can be held by each Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or another nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.


PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO-COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

                                /X/ Permitted
                                / / Not Permitted

                                                                          NEW YORK
                                                                        INTERMEDIATE      INTERMEDIATE
                                                        CALIFORNIA        TAX FREE          TAX FREE
RELATED TYPES OF RISK                                      BOND            INCOME            INCOME
----------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                  /X/               /X/               /X/


credit, currency, liquidity, political                     /X/Domestic       / /Domestic       /X/Domestic
                                                              only              only              only


credit, currency, interest rate, liquidity,                /X/               /X/               /X/
market, political


credit, environmental, extension, interest                 /X/               /X/               /X/
rate, liquidity, market, natural event,
political, prepayment, valuation

credit, interest rate, liquidity, market,                  /X/               /X/               /X/
valuation

credit                                                     /X/               /X/               /X/


credit                                                     /X/(1)            /X/(1)            /X/


credit, currency, interest rate, leverage,                 /X/               /X/               /X/(1)
market, political


credit, interest rate, leverage, liquidity,                /X/               /X/               /X/
market, valuation


credit, interest rate, market, natural event,              /X/               /X/               /X/
political


interest rate                                              /X/               /X/               /X/


credit, currency, interest rate, liquidity,                /X/               /X/               /X/
market, political, valuation

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All forms of borrowing (including securities lending repurchase agreements) are limited in the aggregate and may and reverse not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
MARKET CONDITIONS

- Each Fund's share price, yield and       - Bonds have generally outperformed        - Under normal circumstances each Fund
  total return will fluctuate in             money market investments over the long     plans to remain fully invested in
  response to bond market movements          term, with less risk than stocks           accordance with its policies and may
                                                                                        invest uninvested cash in affiliated
- The value of most bonds will fall when   - Most bonds will rise in value when         money market funds
  interest rates rise; the longer a          interest rates fall
  bond's maturity and the lower its                                                   - The Funds seek to limit risk and
  credit quality, the more its value       - Asset-backed securities and direct         enhance total return or yields through
  typically falls                            mortgages can offer attractive             careful management, sector allocation,
                                             returns                                    individual securities selection
- Adverse market conditions may from                                                    duration management and
  time to time cause a Fund to take
  temporary defensive positions that are                                              - During severe market downturns, the
  inconsistent with its principal                                                       Funds have the option of investing up
  investment strategies and may hinder a                                                to 100% of assets in high quality
  Fund from achieving its investment                                                    short term instruments
  objective
                                                                                      - The adviser monitors interest rate
- Asset-backed securities (securities                                                   trends, as well as geographic and
  representing an interest in, or                                                       demographic information, related to
  secured by, a pool of mortgages or                                                    mortgage prepayments
  other assets such as receivables) and
  direct mortgages could generate
  capital losses or periods of low
  yields if they are paid off
  substantially earlier or later than
  anticipated

- Each Fund is non-diversified, which
  means that a relatively high
  percentage of the Fund's assets may be
  invested in a limited number of
  issuers. Therefore, its performance
  may be more vulnerable to changes in
  the market value of a single issuer or
  a group of issuers

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
CREDIT QUALITY

- The default of an issuer would leave a   - Investment-grade bonds have a lower      - Each Fund maintains its own policies
  Fund with unpaid interest or principal     risk of default                            for balancing credit quality against
                                                                                        potential yields and gains in light of
- Junk bonds (those rated BB, Ba or        - Junk bonds offer higher yields and         its investment goals
  lower) have a higher risk of default,      higher potential gains
  tend to be less liquid and may be more                                              - The adviser develops its own ratings
  difficult to value                                                                    of unrated securities and makes credit
                                                                                        quality determinations for unrated
                                                                                        securities

WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES

- When a Fund buys securities before       - A Fund can take advantage of             - Each Fund segregates liquid assets to
  issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risk
  could be exposed to leverage risk if
  it does not segregate liquid assets

MANAGEMENT CHOICES

- A Fund could underperform its            - A Fund could outperform its benchmark    - The adviser focuses its active
  benchmark due to its sector,               due to these same choices                  management on those areas where it
  securities or duration choices                                                        believes its commitment to research
                                                                                        can most enhance returns and manage
                                                                                        risks in a consistent way

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
DERIVATIVES

- Derivatives such as futures, options,    - Hedges that correlate well with          - The Funds use derivatives, such as
  swaps and forward foreign currency         underlying positions can reduce or         futures, options, swaps and forward
  contracts(1) that are used for hedging     eliminate losses at low cost               foreign currency contracts for
  the portfolio or specific securities                                                  hedging and for risk management (i.e.,
  may not fully offset the underlying      - A Fund could make money and protect        to adjust duration or yield curve
  positions and this could result in         against losses if management's             exposure, or to establish or adjust
  losses to the Funds that would not         analysis proves correct                    exposure to particular securities,
  have otherwise occurred                                                               markets, or currencies); risk
                                           - Derivatives that involve leverage          management may include management of a
- Derivatives used for risk management       could generate substantial gains at        Fund's exposure relative to its
  may not have the intended effects and      low cost                                   benchmark
  may result in losses or missed
  opportunities                                                                       - The Funds only establish hedges that
                                                                                        they expect will be highly correlated
- The counterparty to a derivatives                                                     with underlying positions
  contract could default
                                                                                      - The Intermediate Tax Free Income Fund
- Certain types of derivatives involve                                                  and New York Intermediate Tax Free
  costs to the Funds which can reduce                                                   Income Fund may use derivatives to
  returns                                                                               increase income or gain

- Derivatives that involve leverage                                                   - While the Funds may use derivatives
  could magnify losses                                                                  that incidentally involve leverage,
                                                                                        they do not use them for the specific
- Derivatives used for non-hedging                                                      purpose of leveraging their portfolios
  purposes could cause losses that
  exceed the original investment

- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by a Fund, accelerate
  recognition of income to a Fund,
  affect the holding period of a Fund's
  assets and defer recognition of
  certain of a Fund's losses

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
SECURITIES LENDING(2)

- When a Fund lends a security, there is   - A Fund may enhance income through the    - The adviser maintains a list of
  a risk that the loaned securities may      investment of the collateral received      approved borrowers
  not be returned if the borrower            from the borrower
  defaults                                                                            - The Funds receive collateral equal to
                                                                                        at least 100% of the current value of
- The collateral will be subject to the                                                 securities loaned plus accrued
  risks of the securities in which it is                                                interest
  invested
                                                                                      - The lending agents indemnify a Fund
                                                                                        against borrower default

                                                                                      - The adviser's collateral investment
                                                                                        guidelines limit the quality and
                                                                                        duration of collateral investment to
                                                                                        minimize losses

                                                                                      - Upon recall, the borrower must return
                                                                                        the securities loaned within the
                                                                                        normal settlement period

ILLIQUID HOLDINGS

- The Fund could have difficulty valuing   - These holdings may offer more            - No Fund may invest more than 15% of
  these holdings precisely                   attractive yields or potential growth      net assets in illiquid holdings
                                             than comparable widely traded
- The Fund could be unable to sell these     securities                               - To maintain adequate liquidity to meet
  holdings at the time or price desired                                                 redemptions, each Fund may hold
                                                                                        investment-grade short-term securities
                                                                                        (including repurchase agreements and
                                                                                        reverse repurchase agreements) and,
                                                                                        for temporary or extraordinary
                                                                                        purposes, may borrow from banks up to
                                                                                        33 1/3% of the value of its total
                                                                                        assets or draw on a line of credit

SHORT-TERM TRADING

- Increased trading would raise a Fund's   - A Fund could realize gains in a short    - A Fund may use short-term trading to
  transaction costs                          period of time                             take advantage of attractive or
                                                                                        unexpected opportunities or to meet
- Increased short-term capital gains       - A Fund could protect against losses if     demands generated by shareholder
  distributions would raise                  a bond is overvalued and its value         activity
  shareholders' income tax liability         later falls

(2) Although each of the Funds is authorized to engage in securities lending, none of the Funds currently does so.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES

                                                           PER SHARE OPERATING PERFORMANCE:
                              -----------------------------------------------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:             LESS DISTRIBUTIONS:
                                         ------------------------------------  ----------------------------------------
                                                        NET GAINS
                                                     OR LOSSES ON
                              NET ASSET         NET    SECURITIES               DIVIDENDS
                                 VALUE,  INVESTMENT         (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS
                              BEGINNING      INCOME  REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL          TOTAL
                              OF PERIOD      (LOSS)   UNREALIZED)  OPERATIONS      INCOME          GAINS  DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03              $ 10.90        0.41         (0.23)       0.18        0.40           0.04           0.44
Year Ended 8/31/02              $ 10.73        0.42          0.16        0.58        0.41             --           0.41
5/1/01 Through 8/31/01^         $ 10.36        0.14          0.40        0.54        0.14           0.03           0.17
Year Ended 4/30/01              $ 10.03        0.46          0.33        0.79        0.46             --           0.46
Year Ended 4/30/00              $ 10.40        0.42         (0.36)       0.06        0.42           0.01           0.43
Year Ended 4/30/99              $ 10.20        0.41          0.25        0.66        0.41           0.05           0.46

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/03              $ 11.15        0.43         (0.15)       0.28        0.43           0.07           0.50
9/10/01** Through 8/31/02       $ 10.94        0.44          0.25        0.69        0.44           0.04           0.48

NEW YORK INTERMEDIATE TAX
FREE INCOME FUND
Year Ended 8/31/03                $7.46        0.28@        (0.10)       0.18        0.28             --!          0.28
9/10/01** Through 8/31/02         $7.33        0.27@         0.15        0.42        0.28           0.01           0.29

  ^ The Fund changed its fiscal year end from April 30 to August 31. ** Commencement of offering of class of shares.
  !  Rounds to less than .005.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------
                               NET ASSET
                              VALUE, END                TOTAL
                               OF PERIOD           RETURN (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03              $  10.64                 1.67%
Year Ended 8/31/02              $  10.90                 5.57%
5/1/01 Through 8/31/01^         $  10.73                 5.31%
Year Ended 4/30/01              $  10.36                 7.97%
Year Ended 4/30/00              $  10.03                 0.70%
Year Ended 4/30/99              $  10.40                 6.55%

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/03              $  10.93                 2.60%
9/10/01** Through 8/31/02       $  11.15                 6.43%

NEW YORK INTERMEDIATE TAX
FREE INCOME FUND
Year Ended 8/31/03              $   7.36                 2.40%
9/10/01** Through 8/31/02       $   7.46                 5.89%

                                                                RATIOS/SUPPLEMENTAL DATA:
                               -------------------------------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                              -----------------------------------------------------------------
                                                                                                 NET INVESTMENT
                                 NET ASSETS,                    NET              EXPENSES                INCOME
                                      END OF             INVESTMENT      WITHOUT WAIVERS,      WITHOUT WAIVERS,  PORTFOLIO
                                      PERIOD       NET       INCOME        REIMBURSEMENTS        REIMBURSEMENTS   TURNOVER
                               (IN MILLIONS)  EXPENSES       (LOSS)  AND EARNINGS CREDITS  AND EARNINGS CREDITS   RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                   $   107      0.50%        3.72%                 0.66%                 3.56%        49%
Year Ended 8/31/02                   $   149      0.50%        3.84%                 0.71%                 3.63%        65%
5/1/01 Through 8/31/01^              $   137      0.50%        3.99%                 0.59%                 3.90%        29%
Year Ended 4/30/01                   $   126      0.50%        4.40%                 0.59%                 4.31%        55%
Year Ended 4/30/00                   $    85      0.50%        4.19%                 0.70%                 3.99%        87%
Year Ended 4/30/99                   $    64      0.49%        3.92%                 0.71%                 3.70%        40%

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/03                   $   484      0.50%        3.89%                 0.59%                 3.80%        56%
9/10/01** Through 8/31/02            $   642      0.50%        4.02%                 0.58%                 3.94%        71%

NEW YORK INTERMEDIATE TAX
FREE INCOME FUND
Year Ended 8/31/03                   $   229      0.50%        3.70%                 0.60%                 3.60%        38%
9/10/01** Through 8/31/02            $   298      0.50%        3.85%                 0.62%                 3.73%        75%

                       THIS PAGE INTENTIONALLY LEFT BLANK.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

PORTFOLIO HOLDINGS

A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-766-7722 to obtain further information.

If you buy your shares through an institution you should contact that institution directly for more information. You can also find information online www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. for the JPMorgan New York Intermediate Tax Free Income Fund and the JPMorgan Intermediate Tax Free Income Fund is 811-7841 and for the JPMorgan California Bond Fund is 811-7795

(C) J.P. Morgan Chase & Co. All Rights Reserved. December 2003

PR-TFI-1203

JPMORGAN FUNDS



PROSPECTUS DECEMBER 29 2003



JPMORGAN TAX FREE FUNDS

SELECT CLASS SHARES


CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


CONTENTS


California Bond Fund                                                           1

Intermediate Tax Free Income Fund                                              7

New Jersey Tax Free Income Fund                                               13

New York Intermediate Tax Free Income Fund                                    19

Tax Free Income Fund                                                          25

The Funds' Management and Administration                                      31

How Your Account Works                                                        32

    Buying Fund Shares                                                        32

    Selling Fund Shares                                                       33

    Exchanging Fund Shares                                                    33

    Other Information Concerning the Funds                                    34

    Distributions and Taxes                                                   34

Investments                                                                   36

Risk and Reward Elements                                                      38

Financial Highlights                                                          42

How To Reach Us                                                       BACK COVER

JPMORGAN CALIFORNIA BOND FUND


RISK/RETURN SUMMARY


FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 36-41.


THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE HIGH AFTER-TAX TOTAL RETURN FOR CALIFORNIA RESIDENTS CONSISTENT WITH MODERATE RISK OF CAPITAL.


THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal securities, the income from which is exempt from federal and state personal income taxes for California residents and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund seeks investments that also provide high current income. Municipal securities in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. Because the Fund's objective is high after-tax total return rather than high tax-exempt income, the Fund may invest to a limited extent in securities of other states or territories. To the extent that the Fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitute for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments and for risk management.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

The Fund's securities may be of any maturity, but under normal circumstances the Fund's duration will generally range between three and seven years, similar to that of the Lehman California Competitive Intermediate Bond Index (1-17) (also known as the Lehman 1-17 Year California Municipal Bond Index) (currently 5.42 years).

At least 90% of total assets must be invested in securities that, at the time of purchase, are rated investment-grade by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P) or Fitch Ratings (Fitch). The Fund also may invest in unrated securities of comparable quality. No more than 10% of total assets may be invested in securities rated B or BB.

There may be times when there are not enough municipal securities available to meet the Fund's needs. On these occasions, the Fund may invest in securities that may be subject to federal income tax.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.


The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.


Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. A fund's duration is generally shorter than a fund's average maturity because the maturity of a security only measures the time until final payment is due. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.


The Fund's share price and total return will vary in response to changes in interest rates. How the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Because the Fund primarily invests in issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities.

The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax advisor for more information.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.


Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.


Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls or regulations that do not match U.S. standards.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.


To the extent the Fund does invest in money market instruments, it will bear its ratable share of the expenses of the money market fund which would result in duplicative expenses.


Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns.


WHO MAY WANT TO INVEST


THE FUND IS DESIGNED FOR INVESTORS WHO:


-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN CALIFORNIA.

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Lehman California Competitive Intermediate Bond Index (1-17), a broad-based securities market index, and the Lipper California Municipal Debt Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1997                                     7.61%
1998                                     5.48%
1999                                    -0.78%
2000                                    10.14%
2001                                     4.43%
2002                                     7.76%


BEST QUARTER 3rd quarter, 2002           4.43%
---------------------------------------------
WORST QUARTER 2nd quarter, 1999         -2.02%
---------------------------------------------



The Fund's year-to-date total return as of 9/30/03 was 2.73%.

* The performance before Select Class Shares were launched on 4/21/97 is based on the Institutional Class Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not offered in this prospectus. The Fund commenced operations on 12/23/96. During this period, the actual returns of Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.


(1) The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*,(1)



                                                                PAST 1 YEAR    PAST 5 YEARS    LIFE OF THE FUND
---------------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES
Return Before Taxes                                                    7.76%           5.34%               5.75%
Return After Taxes on Distributions                                    7.65%           5.27%               5.68%
Return After Taxes on Distributions and Sale of Fund Shares            6.26%           5.06%               5.41%
---------------------------------------------------------------------------------------------------------------
LEHMAN CALIFORNIA COMPETITIVE INTERMEDIATE BOND INDEX (1-17)^
 (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   8.34%           5.84%               6.18%
---------------------------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX^
 (REFLECTS NO DEDUCTION FOR TAXES)                                     7.98%           5.18%               5.87%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.


(1) The Fund commenced operations on 12/23/96. Performance for the benchmarks is from 12/31/96.

^   Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES


The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.30
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.29
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.84
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.19)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.65



(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.65% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE


The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                  66       249       447      1,020

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY


FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 36-41.


THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS, WHICH ARE EXCLUDED FROM GROSS INCOME, AND TO PROTECT THE VALUE OF YOUR INVESTMENT BY INVESTING PRIMARILY IN MUNICIPAL OBLIGATIONS.


THE FUND'S MAIN INVESTMENT STRATEGY


As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitute for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund invests in securities that are rated as investment-grade by Moody's, S&P or Fitch. It may also invest in unrated securities of comparable quality.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.


The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.


Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.


The Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.


There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

A municipality that gets into financial trouble could find it difficult to make interest and principal payments, which would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax advisor for more information.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS, BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-  WANT AN INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 Year) Maturities Index, a broad-based securities market index, and the Lipper Intermediate Municipal Debt Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                    11.78%
1994                                    -3.96%
1995                                    14.39%
1996                                     3.76%
1997                                     8.21%
1998                                     6.56%
1999                                    -0.55%
2000                                     8.56%
2001                                     4.82%
2002                                     9.23%

BEST QUARTER 1st quarter, 1995           5.92%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -3.52%
---------------------------------------------


The Fund's year-to-date total return as of 9/30/03 was 3.39%.


* The performance for the period before Select Class Shares were launched on 1/1/97 is based on the performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor has been adjusted to reflect the Fund's expense level (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1) The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*



                                                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES
Return Before Taxes                                                       9.23%           5.66%            6.15%
Return After Taxes on Distributions                                       9.02%           5.52%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares               7.29%           5.38%             N/A(1)
---------------------------------------------------------------------------------------------------------------
LEHMAN COMPETITIVE INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(2)^
 (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      9.25%           5.98%              --
---------------------------------------------------------------------------------------------------------------
LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX^
 (REFLECTS NO DEDUCTION FOR TAXES)                                        8.34%           5.15%            5.56%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.


(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

(2) Since the Index started 7/93, it lacks a complete ten years of history.

^   Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

MANAGEMENT FEES                                                             0.30
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.19
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.74
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.08)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.66

(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.66% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,


-  5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                   67       229       404        911

JPMORGAN NEW JERSEY TAX FREE INCOME FUND


RISK/RETURN SUMMARY


FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 36-41.


THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS THAT ARE EXCLUDED FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND ARE EXEMPT FROM THE NEW JERSEY GROSS INCOME TAX, THAT STATE'S PERSONAL INCOME TAX. IT ALSO SEEKS TO PROTECT THE VALUE OF YOUR INVESTMENT.


THE FUND'S MAIN INVESTMENT STRATEGY


As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and exempt from New Jersey personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitute for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.


The Fund may invest in municipal obligations issued by the State of New Jersey, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


The Fund invests in securities that are rated as investment grade by Moody's, S&P or Fitch. It may also invest in unrated securities of comparable quality.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.


There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.


Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. To temporarily defend the value of its assets, the Fund may exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in the State of New Jersey and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.


The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New Jersey personal income taxes. Consult your tax advisor for more information.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.


WHO MAY WANT TO INVEST


THE FUND IS DESIGNED FOR INVESTORS WHO:


-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW JERSEY

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past one year, five years and ten years. It compares that performance to the Lehman Competitive Intermediate (1-17 Year) Maturities Index, a broad-based securities market index, and the Lipper New Jersey Municipal Debt Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                     9.89%
1994                                    -2.38%
1995                                    11.72%
1996                                     3.16%
1997                                     7.66%
1998                                     6.20%
1999                                    -1.93%
2000                                    11.46%
2001                                     4.21%
2002                                     9.50%

BEST QUARTER 4th quarter, 2000           4.96%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -2.60%
---------------------------------------------


The Fund's year-to-date total return as of 9/30/03 was 3.95%.


* The performance of the Fund prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1) The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*



                                                                   PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES
Return Before Taxes                                                       9.50%           5.78%            5.83%
Return After Taxes on Distributions                                       9.02%           5.49%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares               7.44%           5.43%             N/A(1)
---------------------------------------------------------------------------------------------------------------
LEHMAN COMPETITIVE INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(2)^
 (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      9.25%           5.98%              -
---------------------------------------------------------------------------------------------------------------
LIPPER NEW JERSEY MUNICIPAL DEBT FUNDS INDEX^
 (REFLECTS NO DEDUCTION FOR TAXES)                                        8.59%           4.96%            5.79%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.


(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

(2) Since the Index started 7/93, it lacks a complete ten years of history.

^   Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES


The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.30
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.35
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.90
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.15)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.75


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                  77       272       484      1,094

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND


RISK/RETURN SUMMARY


FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 36-41.



THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS THAT ARE EXCLUDED FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND ARE EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. IT ALSO SEEKS TO PROTECT THE VALUE OF YOUR INVESTMENT.


THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purpose and exempt from New York State and New York City personal income taxes, and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund may invest in municipal obligations issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions.


Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitute for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund invests in securities that are rated as investment-grade by Moody's, S&P or Fitch. It may also invest in unrated securities of comparable quality.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.


The average dollar weighted maturity of the Fund's portfolio will be between three and ten years.


Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets, the Fund may exceed this limit.

There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

The Fund invests primarily in New York State and its municipalities and public authorities. If the state, or any of the local government bodies, gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.


The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax advisor for more information.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

- WANT AN INCOME THAT IS EXEMPT FROM FEDERAL, STATE, AND LOCAL (IF APPLICABLE) PERSONAL INCOME TAXES IN NEW YORK

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Lehman NY Competitive Intermediate (1-17 Year) Maturities Index, a broad-based securities market index, and the Lipper New York Intermediate Municipal Debt Funds Average, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                    11.28%
1994                                    -5.81%
1995                                    15.42%
1996                                     3.06%
1997                                     8.46%
1998                                     6.45%
1999                                    -1.41%
2000                                     9.93%
2001                                     4.15%
2002                                     8.73%

BEST QUARTER 1st quarter, 1995           5.82%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -4.27%
---------------------------------------------


The Fund's year-to-date total return as of 9/30/03 was 3.45%.


* The performance prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1) The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*



                                                                      PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES
Return Before Taxes                                                          8.73%           5.49%            5.85%
Return After Taxes on Distributions                                          8.72%           5.42%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares                  6.81%           5.25%             N/A(1)
------------------------------------------------------------------------------------------------------------------
LEHMAN NY COMPETITIVE INTERMEDIATE (1-17 YEAR) MATURITIES INDEX(2)^
 (REFLECTS NO DEDUCTION FOR TAXES)                                           8.99%           5.98%              --
------------------------------------------------------------------------------------------------------------------
LIPPER NEW YORK INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE^
 (REFLECTS NO DEDUCTION FOR TAXES)                                           8.70%           5.22%            5.56%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.


(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

(2) Since the Index started 7/93, it lacks a complete ten years of history.

^   Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.30
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.20
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                             0.75
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                  (0.03)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                             0.72


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.72% of its average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.



                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                  74       237       414        928

JPMORGAN TAX FREE INCOME FUND


RISK/RETURN SUMMARY


FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND MAIN RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES 36-41.


THE FUND'S OBJECTIVE

THE FUND SEEKS TO PROVIDE MONTHLY DIVIDENDS THAT ARE EXCLUDED FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND TO PROTECT THE VALUE OF YOUR INVESTMENT BY INVESTING PRIMARILY IN MUNICIPAL OBLIGATIONS.


THE FUND'S MAIN INVESTMENT STRATEGY


As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes.

The Fund invests in securities that are rated as investment-grade by Moody's, S&P or Fitch. It may also invest in unrated securities of comparable quality.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitute for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund's income or gain.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.


There is no restriction on the maturity of the Fund's portfolio or on any individual security in the portfolio.


Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals. To temporarily defend the value of its assets, the Fund may exceed this limit.

The Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts.


The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.


There may be times when there are not enough municipal obligations available to meet the Fund's needs. On these occasions, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund's Board of Trustees may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.


The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS


In managing the Fund, the adviser, JPMIM, seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The principal value of fixed income investments tends to fall when prevailing interest rates rise.

If a municipality gets into financial trouble, it could have difficulty paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity.

Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax advisor for more information.


Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Zero-coupon securities are more sensitive to changes in interest rates than ordinary interest-paying securities. As a result, they may be more volatile than other types of investments.

Forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligation under the agreement.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund's returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund's potential for loss.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to the economic results of those issuing the securities. In addition, more than 25% of the Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments that affect those projects.

WHO MAY WANT TO INVEST


THE FUND IS DESIGNED FOR INVESTORS WHO:


-  WANT TO ADD AN INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO

- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF MONEY MARKET FUNDS BUT GENERALLY LESS THAN THAT OF STOCK FUNDS

-  WANT AN INVESTMENT THAT PAYS MONTHLY DIVIDENDS

-  WANT AN INCOME THAT IS EXEMPT FROM FEDERAL AND PERSONAL INCOME TAXES

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

-  ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH

-  REQUIRE STABILITY OF PRINCIPAL

-  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares*. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Lehman Municipal Bond Index, a broad-based securities index, and the Lipper General Municipal Debt Funds Index, a broad-based index.


Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1993                                    11.32%
1994                                    -3.88%
1995                                    14.44%
1996                                     4.09%
1997                                     9.11%
1998                                     6.49%
1999                                    -3.26%
2000                                    11.68%
2001                                     3.79%
2002                                     9.69%

BEST QUARTER 1st quarter, 1995           5.72%
---------------------------------------------
WORST QUARTER 1st quarter, 1994         -3.29%
---------------------------------------------


The Fund's year-to-date total return as of 9/30/03 was 3.31%.


* The performance of the Fund's shares prior to 1/1/97 is based on the historical performance of the Fund's predecessor, which was a common trust fund. The historical performance of shares of the predecessor fund has been adjusted to reflect the Fund's expense levels (absent reimbursements) that were in place at the time the Fund received the common trust fund assets.

(1) The Fund's fiscal year end is 8/31.

AVERAGE ANNUAL TOTAL RETURNS

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2002*



                                                                PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------
SELECT CLASS SHARES
Return Before Taxes                                                    9.69%           5.55%            6.18%
Return After Taxes on Distributions                                    9.45%           5.47%             N/A(1)
Return After Taxes on Distributions and Sale of Fund Shares            7.73%           5.37%             N/A(1)
------------------------------------------------------------------------------------------------------------
LEHMAN MUNICIPAL BOND INDEX^
 (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   9.60%           6.06%            6.71%
------------------------------------------------------------------------------------------------------------
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX^
 (REFLECTS NO DEDUCTION FOR TAXES)                                     8.62%           4.96%            5.99%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*   See footnote on previous page.


(1) After-tax returns have not been calculated for the periods prior to 1/1/97, due to different tax and distribution requirements of the predecessor common trust fund.

^   Investors cannot invest directly in an index.


INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)


MANAGEMENT FEES                                                             0.30
DISTRIBUTION (RULE 12b-1) FEES                                              NONE
SHAREHOLDER SERVICE FEES                                                    0.25
OTHER EXPENSES(1)                                                           0.20
TOTAL ANNUAL OPERATING EXPENSES(2)                                          0.75


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.


(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Select Class Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% of their average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

EXAMPLE

This example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


-  total annual operating expenses of 0.75%.

This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                  77       240       417        930

THE FUNDS' MANAGEMENT AND ADMINISTRATION



The California Bond Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund are series of J.P. Morgan Mutual Fund Select Trust which is a Massachusetts business trust. The trusts are both governed by the same trustees. The trustees are responsible for overseeing all business activities.


Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.


Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

THE FUNDS' INVESTMENT ADVISER

JPMIM is the investment adviser and makes the day-to-day investment decisions for the Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holding, Inc. which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 8/31/03, the adviser was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:



FUND                                              %
CALIFORNIA BOND FUND                           0.30
---------------------------------------------------
INTERMEDIATE TAX FREE
 INCOME FUND                                   0.30
---------------------------------------------------
NEW JERSEY TAX FREE
 INCOME FUND                                   0.30
---------------------------------------------------
NEW YORK INTERMEDIATE TAX
 FREE INCOME BOND FUND                         0.30
---------------------------------------------------
TAX FREE INCOME FUND                           0.30
---------------------------------------------------


PORTFOLIO MANAGERS


The Funds are managed by a team of individuals at JPMIM.

THE FUNDS' ADMINISTRATOR AND SHAREHOLDER SERVICING AGENT


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.


The Trusts, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of each Fund held by investors serviced by the shareholder servicing agent. JPMorgan Chase Bank may enter into services contracts with certain entities under which it will pay all or a portion of the 0.25% annual fee to such entities for performing shareholder and administrative services.

THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. Certain dealers and shareholder servicing agents may receive payments from JPMorgan Chase Bank. These payments are made at JPMorgan Chase Bank's own expense. The price you pay for your shares is the net asset value per share (NAV) of the class. NAV is the value of everything a particular class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market price, but if market prices are unavailable or do not represent a security's value at the time of pricing, then each Fund values its assets at their fair value in accordance with procedures established by and under the general supervision and responsbility of its board of trustees. When fair value is used, the prices of securities used by each Fund to calculate NAV may differ from quoted or published prices for the same securities. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). You will pay the next NAV calculated after your investment representative or the JPMorgan Fund Service Center accepts your order.

The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time.

You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your investment representative or financial service firm which Funds you want to buy and he or she will contact us. Your investment representative or financial service firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some investment representatives or financial service firms charge a single fee that covers all services. Your investment representative or financial service firm must accept your order by the close of regular trading on the NYSE in order for us to process your order at that day's price. Your investment representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:


JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392


The JPMorgan Funds Service Center will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed application or other instructions

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center accepts your order by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be cancelled. Any funds received in connection with late orders will be invested on the following business day.

GENERAL

Federal law requires a Fund to obtain, verify and record a person's name, date of birth (for a natural person), residential street address or principal place of business and Social Security Number, Employer Identification Number or other government issued identification when opening an account. A fund may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by a fund, its transfer agent, shareholder servicing agent, or its financial intermediaries to attempt to verify the person's identity. A fund may not be able to establish an account if the person does not provide the necessary information. In addition, a fund may suspend or limit account transactions while it is in the process of attempting to verify the person's identity. If a fund is unable to verify the person's identity after an account is established, a fund may be required to involuntarily redeem the person's shares and close the account.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. The redemption of shares purchased through the JPMorgan Funds Service Center by check or an ACH transaction is subject to certain limitations. See Selling Fund Shares.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by 4:00 p.m. Eastern time on the settlement date.

The Fund will not issue certificate for Select Class Shares.


MINIMUM INVESTMENTS


Investors must buy a minimum of $1,000,000 worth of Select Class Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.


SELLING FUND SHARES


When you sell your shares, you will receive the next NAV calculated after the JPMorgan Funds Service Center or your investment representative accepts your order. In order for you to receive that day's NAV, JPMorgan Funds Service Center must receives your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders, your account number and other information before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request. You will not be permitted to enter a redemption order for shares purchased directly through the JPMorgan Funds Service Center by check or through an ACH transaction for 15 days or 7 business days, respectively, following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check has cleared. Thereafter, a redemption order can be processed as otherwise described. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


You can sell shares in one of two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRMS

Tell your investment representative or financial service firm which Fund you want to sell. He or she will send all necessary documents to the JPMorgan Fund Services Center. Your investment representative or financial service firm may charge you a fee for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER


Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES


You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you. Carefully read the prospectus of the Funds you want to buy before making an exchange. Call 1-800-348-4782 for details.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

ABUSIVE TRADING

The California Bond Fund, Intermediate Tax Free Income Fund, New Jersey Tax Free Income Fund, New York Intermediate Tax Free Income Fund and Tax Free Income Fund are not intended to be investment vehicles for market timing or abusive trading; such trading in your account may disrupt portfolio management and increase Fund expenses for all shareholders. The Funds or their administrator will seek to prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent, where there is a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or abusive trading. There are limitations on the ability of these Funds and their administrator to identify abusive trading, particularly in omnibus accounts maintained by third parties, and therefore, the effectiveness of these Funds' and their administrator's efforts may be reduced. Systematic Exchanges and automatic reinvestments of any dividends and distributions on remaining Fund balances are expected from this trading prohibition.


OTHER INFORMATION CONCERNING THE FUNDS


We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $1,000,000 for 30 days as a result of selling shares. We will give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses arising from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any loss to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.


You may write to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily and distribute any net investment income (other than short-term capital gains) at least monthly. Net capital gain is distributed annually. You have three options for your distributions. You may:

-  reinvest all distributions in additional Fund shares without a sales charge;


- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.


Dividends of net investment income paid to a noncorporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes. However, for the California Bond Fund, California residents will not have to pay California personal income taxes on dividends of tax-exempt income from California municipal obligation. Similarly, for the New Jersey Tax Free Income Fund, New Jersey residents will not have to pay New Jersey personal income taxes on dividends of tax-exempt income from New Jersey municipal obligations, and for the New York Intermediate Tax Free Income Fund, New York residents will not have to pay New York State or New York City personal income taxes on dividends of tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes. It is unlikely that dividends from any of the Funds will qualify to any significant extent for designation as qualified dividend income.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Capital gain of a non-corporate U.S. shareholder that is recognized before January 1, 2009 is generally taxed at a maximum rate of 15% where the property is held by a Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other nontaxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

JPMORGAN TAX FREE FUNDS


INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.


--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and may be rated by S&P, Moody's or an other nationally recognized statistical rating organization.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a domestic or foreign party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

SYNTHETIC VARIABLE RATE INSTRUMENTS Debt instruments whereby the issuer agrees to exchange one security for another in order to change the maturity or quality of a security in the Fund.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO-COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

                                /X/ Permitted
                                / / Not Permitted



                                                                                                        NEW YORK
                                                                     INTERMEDIATE     NEW JERSEY      INTERMEDIATE
                                                    CALIFORNIA        TAX FREE        TAX FREE         TAX FREE       TAX FREE
RELATED TYPES OF RISK                                  BOND            INCOME          INCOME           INCOME         INCOME
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment              /X/              /X/             /X/              /X/             /X/


credit, currency, liquidity, political                 /X/Domestic      /X/Domestic     /X/Domestic      /X/Domestic     /X/Domestic
                                                          only             only            only             only            only


credit, currency, interest rate,                       /X/              /X/             /X/              /X/             /X/
liquidity, market, political


credit, environmental, extension, interest             /X/              /X/             /X/              /X/             /X/
rate, liquidity, market, natural event,
political, prepayment, valuation


credit, interest rate, liquidity, market,              /X/              /X/             /X/              /X/             /X/
valuation


credit                                                 /X/              /X/             /X/              /X/             /X/


credit                                                 /X/(1)           /X/(1)          /X/(1)           /X/(1)          /X/(1)


credit, currency, interest rate, leverage,             /X/              /X/             /X/              /X/             /X/
market, political


credit, interest rate, leverage, liquidity,            /X/              /X/             /X/              /X/             /X/
market, valuation


credit, interest rate, market, natural                 /X/              /X/             /X/              /X/             /X/
event, political


interest rate                                          /X/              /X/             /X/              /X/             /X/


credit, currency, interest rate, liquidity,            /X/              /X/             /X/              /X/             /X/
market, political,



LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.


(1) All forms of borrowing (including securities lending and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS FOR THE FUNDS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines each Fund's policies toward various investments, including those that are designed to help certain Funds manage risk.


                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
MARKET CONDITIONS

- Each Fund's share price, yield and       - Bonds have generally outperformed        - Under normal circumstances each Fund
  total return will fluctuate in             money market investments over the long     plans to remain fully invested in
  response to bond market movements          term, with less risk than stocks           accordance with its policies and may
                                                                                        invest uninvested cash in affiliated
- The value of most bonds will fall when   - Most bonds will rise in value when         money market funds
  interest rates rise; the longer a          interest rates fall
  bond's maturity and the lower its                                                   - The Funds seek to limit risk and
  credit quality, the more its value       - Mortgage-backed and asset-backed           enhance total return or yields through
  typically falls                            securities and direct mortgages can        careful management, sector allocation,
                                             offer attractive returns                   individual securities selection, and
- Adverse market conditions may from                                                    duration management
  time to time cause a Fund to take
  temporary defensive positions that are                                              - During severe market down-turns, the
  inconsistent with its principal                                                       Funds have the option of investing up
  investment strategies and may hinder a                                                to 100% of assets in high quality
  Fund from achieving its investment                                                    short-term instruments
  objective
                                                                                      - The adviser monitors interest rate
- Asset-backed securities (securities                                                   trends, as well as geographic and
  representing an interest in, or                                                       demographic information related to
  secured by, a pool of mortgages or                                                    mortgage prepayments
  other assets such as receivables) and
  direct mortgages could generate
  capital losses or periods of low
  yields if they are paid off
  substantially earlier or later than
  anticipated

- Each Fund is non-diversified, which
  means that a relatively high
  percentage of the Fund's assets may be
  invested in a limited number of
  issuers. Therefore, its performance
  may be more vulnerable to changses in
  the market value of a single issuer or
  a group of issuers

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
CREDIT QUALITY

- The default of an issuer would leave a   - Investment-grade bonds have a lower      - Each Fund maintains its own policies
  Fund with unpaid interest or principal     risk of default                            for balancing credit quality against
                                                                                        potential yields and gains in light of
- Junk bonds (those rated BB, Ba or        - Junk bonds offer higher yields and         its investment goals
  lower) have a higher risk of default,      higher potential gains
  tend to be less liquid and may be more                                              - The adviser develops its own ratings
  difficult to value                                                                    of unrated securities and makes credit
                                                                                        quality determinations for unrated
WHEN-ISSUED AND DELAYED DELIVERY                                                        securities
SECURITIES

- When a Fund buys securities before       - A Fund can take advantage of             - Each Fund segregates liquid assets to
  issue or for delayed delivery, it          attractive transaction opportunities       offset leverage risk
  could be exposed to leverage risk if
  it does not segregate liquid assets

MANAGEMENT CHOICES

- A Fund could underperform its            - A Fund could outperform its benchmark    - The adviser focuses its active
  benchmark due to its sector,               due to these same choices                  management on those areas where it
  securities or duration choices                                                        believes its commitment to research
                                                                                        can most enhance returns and manage
                                                                                        risks in a consistent way

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
DERIVATIVES

- Derivatives such as futures, options,    - Hedges that correlate well with          - The Funds use derivatives, such as
  swaps and forward foreign currency         underlying positions can reduce or         futures, options, swaps and forward
  contracts(1) that are used for hedging     eliminate losses at low cost               foreign currency contracts for hedging
  the portfolio or specific securities                                                  and for risk management (i.e., to
  may not fully offset the underlying      - A Fund could make money and protect        adjust duration or yield curve
  positions and this could result in         against losses if the management's         exposure, or to establish or adjust
  losses to the Funds that would not         analysis proves correct                    exposure to particular securities,
  have otherwise occurred                                                               markets, or currencies); risk
                                           - Derivatives that involve leverage          management may include management of a
- Derivatives used for risk management       could generate substantial gains at        Fund's exposure relative to its
  may not have the intended effects and      low cost                                   benchmark
  may result in losses or missed
  opportunities                                                                       - The Funds only establish hedges that
                                                                                        they expect will be highly correlated
- The counterparty to a derivatives                                                     with underlying positions
  contract could default
                                                                                      - The Intermediate Tax Free Income, New
- Certain types of derivatives involve                                                  Jersey Tax Free Income, New York
  costs to the Funds which can reduce                                                   Intermediate Tax Free Income and Tax
  returns                                                                               Free Funds may use derivatives to
                                                                                        increase income or gain
- Derivatives that involve leverage
  could magnify losses                                                                - While the Funds may use derivatives
                                                                                        that incidentally involve leverage,
- Derivatives used for non-hedging                                                      they do not use them for the specific
  purposes could cause losses that                                                      purpose of leveraging their portfolios
  exceed the original investment

- Derivatives may, for tax purposes,
  affect the character of gain and loss
  realized by a Fund, accelerate
  recognition of income to a Fund,
  affect the holding period of a Fund's
  assets and defer recognition of
  certain of a Fund's losses


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                                      POLICIES TO BALANCE RISK
POTENTIAL RISKS                            POTENTIAL REWARDS                          AND REWARD
SECURITIES LENDING(2)

- When a Fund lends a security, there is   - A Fund may enhance income through the    - The adviser maintains a list of
  a risk that the loaned securities may      investment of the collateral received      approved borrowers
  not be returned if the borrower            from the borrower
  defaults                                                                            - The Funds receive collateral equal to
                                                                                        at least 100% of the current value of
- The collateral will be subject to the                                                 securities loaned plus accrued
  risks of the securities in which it is                                                interest
  invested
                                                                                      - The lending agents indemnify a Fund
                                                                                        against borrower default

                                                                                      - The adviser's collateral investment
                                                                                        guidelines limit the quality and
                                                                                        duration of collateral investment to
                                                                                        minimize losses

                                                                                      - Upon recall, the borrower must return
                                                                                        the securities loaned within the
                                                                                        normal settlement period

ILLIQUID HOLDINGS

- A Fund could have difficulty valuing     - These holdings may offer more            - No Fund may invest more than 15% of
  these holdings precisely                   attractive yields or potential growth      net assets in illiquid holdings
                                             than comparable widely traded
- A Fund could be unable to sell these       securities                               - To maintain adequate liquidity to meet
  holdings at the time or price desired                                                 redemptions, each Fund may hold
                                                                                        investment-grade short-term securities
                                                                                        (including repurchase agreements and
                                                                                        reverse repurchase agreements) and,
                                                                                        for temporary or extraordinary
                                                                                        purposes, may borrow from banks up to
                                                                                        33 1/3% of the value of its total
                                                                                        assets or draw on a line of credit

SHORT-TERM TRADING

- Increased trading would raise a Fund's   - A Fund could realize gains in a short    - A Fund may use short-term trading to
  transaction costs                          period of time                             take advantage of attractive or
                                                                                        unexpected opportunities or to meet
- Increased short-term capital gains       - A Fund could protect against losses if     demands generated by shareholder
  distributions would raise                  a bond is overvalued and its value         activity
  shareholders' income tax liability         later falls


(2) Although each of the Funds is authorized to engage in securities lending, none of the Funds currently does so.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which is available upon request.


SELECT CLASS SHARES



                                                       PER SHARE OPERATING PERFORMANCE:
                                    --------------------------------------------------------------
                                                        INCOME FROM INVESTMENT OPERATIONS:
                                                   -------------------------------------------
                                                                      NET GAINS
                                                                   OR LOSSES ON
                                        NET ASSET            NET     SECURITIES
                                           VALUE,     INVESTMENT          (BOTH      TOTAL FROM
                                        BEGINNING         INCOME    REALIZED AND     INVESTMENT
                                        OF PERIOD         (LOSS)     UNREALIZED)     OPERATIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03                   $      11.07           0.39          (0.23)           0.16
Year Ended 8/31/02                   $      10.91           0.40           0.16            0.56
5/1/01 Through 8/31/01^              $      10.53           0.14           0.41            0.55
Year Ended 4/30/01                   $      10.20           0.45           0.33            0.78
Year Ended 4/30/00                   $      10.57           0.41          (0.36)           0.05
Year Ended 4/30/99                   $      10.35           0.40           0.26            0.66

INTERMEDIATE TAX FREE INCOME FUND*
Year Ended 8/31/03                   $      11.15           0.42          (0.15)           0.27
Year Ended 8/31/02                   $      10.98           0.43           0.21            0.64
Year Ended 8/31/01                   $      10.46           0.44           0.52            0.96
Year Ended 8/31/00                   $      10.42           0.46           0.10            0.56
Year Ended 8/31/99                   $      10.93           0.52          (0.39)           0.13

NEW JERSEY TAX FREE INCOME FUND*
Year Ended 8/31/03                   $      10.34           0.34          (0.08)           0.26
Year Ended 8/31/02                   $      10.33           0.37           0.20            0.57
Year Ended 8/31/01                   $       9.73           0.42           0.60            1.02
Year Ended 8/31/00                   $       9.61           0.44           0.12            0.56
Year Ended 8/31/99                   $      10.24           0.49          (0.45)           0.04

                                             PER SHARE OPERATING PERFORMANCE:
                                     -----------------------------------------------
                                                   LESS DISTRIBUTIONS:
                                       -----------------------------------------
                                          DIVIDENDS
                                           FROM NET  DISTRIBUTIONS
                                         INVESTMENT   FROM CAPITAL          TOTAL
                                             INCOME         GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/03                             0.39           0.04           0.43
Year Ended 8/31/02                             0.40             --           0.40
5/1/01 Through 8/31/01^                        0.14           0.03           0.17
Year Ended 4/30/01                             0.45             --           0.45
Year Ended 4/30/00                             0.41           0.01           0.42
Year Ended 4/30/99                             0.40           0.04           0.44

INTERMEDIATE TAX FREE INCOME FUND*
Year Ended 8/31/03                             0.42           0.07           0.49
Year Ended 8/31/02                             0.43           0.04           0.47
Year Ended 8/31/01                             0.44             --           0.44
Year Ended 8/31/00                             0.46           0.06           0.52
Year Ended 8/31/99                             0.52           0.12           0.64

NEW JERSEY TAX FREE INCOME FUND*
Year Ended 8/31/03                             0.34           0.17           0.51
Year Ended 8/31/02                             0.37           0.19           0.56
Year Ended 8/31/01                             0.42             --           0.42
Year Ended 8/31/00                             0.44             --           0.44
Year Ended 8/31/99                             0.49           0.18           0.67



  * Formerly Institutional Class Shares since 9/10/01.

  ^ The Fund changed its fiscal year end from April 30 to August 31.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

                                     PER SHARE OPERATING PERFORMANCE:
                                     --------------------------------
                                          NET ASSET
                                         VALUE, END         TOTAL
                                          OF PERIOD     RETURN (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                     $      10.80           1.45%
Year Ended 8/31/02                     $      11.07           5.31%
5/1/01 Through 8/31/01^                $      10.91           5.31%
Year Ended 4/30/01                     $      10.53           7.77%
Year Ended 4/30/00                     $      10.20           0.60%
Year Ended 4/30/99                     $      10.57           6.43%

INTERMEDIATE TAX FREE INCOME FUND*
Year Ended 8/31/03                     $      10.93           2.44%
Year Ended 8/31/02                     $      11.15           5.99%
Year Ended 8/31/01                     $      10.98           9.35%
Year Ended 8/31/00                     $      10.46           5.54%
Year Ended 8/31/99                     $      10.42           1.15%

NEW JERSEY TAX FREE INCOME FUND*
Year Ended 8/31/03                     $      10.09           2.58%
Year Ended 8/31/02                     $      10.34           5.82%
Year Ended 8/31/01                     $      10.33          10.69%
Year Ended 8/31/00                     $       9.73           6.08%
Year Ended 8/31/99                     $       9.61           0.37%

                                                RATIOS/SUPPLEMENTAL DATA:
                                     ------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS: #
                                                    ---------------------------------
                                       NET ASSETS,                            NET
                                            END OF                     INVESTMENT
                                            PERIOD            NET          INCOME
                                     (IN MILLIONS)       EXPENSES          (LOSS)
CALIFORNIA BOND FUND
Year Ended 8/31/03                    $         36           0.65%           3.51%
Year Ended 8/31/02                    $         46           0.65%           3.63%
5/1/01 Through 8/31/01^               $         31           0.65%           3.84%
Year Ended 4/30/01                    $         33           0.65%           4.25%
Year Ended 4/30/00                    $         14           0.65%           3.99%
Year Ended 4/30/99                    $         17           0.65%           3.76%

INTERMEDIATE TAX FREE INCOME FUND*
Year Ended 8/31/03                    $      1,159           0.66%           3.73%
Year Ended 8/31/02                    $      1,155           0.66%           3.88%
Year Ended 8/31/01                    $        728           0.74%           4.10%
Year Ended 8/31/00                    $        694           0.57%           4.49%
Year Ended 8/31/99                    $        729           0.03%           4.81%

NEW JERSEY TAX FREE INCOME FUND*
Year Ended 8/31/03                    $         72           0.75%           3.35%
Year Ended 8/31/02                    $         83           0.75%           3.64%
Year Ended 8/31/01                    $         82           0.75%           4.18%
Year Ended 8/31/00                    $         73           0.59%           4.67%
Year Ended 8/31/99                    $         68           0.04%           4.94%


                                                        RATIOS/SUPPLEMENTAL DATA:
                                     -------------------------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS: #
                                     ---------------------------------------------
                                                                    NET INVESTMENT
                                                  EXPENSES                  INCOME
                                          WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                            REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                                      AND EARNINGS CREDITS    AND EARNINGS CREDITS        RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/03                                    0.84%                   3.32%             49%
Year Ended 8/31/02                                    0.88%                   3.40%             65%
5/1/01 Through 8/31/01^                               0.78%                   3.71%             29%
Year Ended 4/30/01                                    0.78%                   4.12%             55%
Year Ended 4/30/00                                    0.85%                   3.79%             87%
Year Ended 4/30/99                                    0.87%                   3.54%             40%

INTERMEDIATE TAX FREE INCOME FUND*
Year Ended 8/31/03                                    0.74%                   3.65%             56%
Year Ended 8/31/02                                    0.74%                   3.80%             71%
Year Ended 8/31/01                                    0.75%                   4.09%             43%
Year Ended 8/31/00                                    0.66%                   4.40%             60%
Year Ended 8/31/99                                    0.50%                   4.34%             62%

NEW JERSEY TAX FREE INCOME FUND*
Year Ended 8/31/03                                    0.90%                   3.20%             59%
Year Ended 8/31/02                                    0.89%                   3.50%             75%
Year Ended 8/31/01                                    0.93%                   4.00%             48%
Year Ended 8/31/00                                    0.82%                   4.44%             48%
Year Ended 8/31/99                                    0.63%                   4.35%             24%

SELECT CLASS SHARES



                                                            PER SHARE OPERATING PERFORMANCE:
                           ------------------------------------------------------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:                LESS DISTRIBUTIONS:
                                        --------------------------------------   ------------------------------------------
                                                        NET GAINS
                                                     OR LOSSES ON
                            NET ASSET          NET     SECURITIES                 DIVIDENDS
                               VALUE,   INVESTMENT          (BOTH   TOTAL FROM     FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME   REALIZED AND   INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)    UNREALIZED)   OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
NEW YORK INTERMEDIATE TAX
FREE INCOME FUND*
Year Ended 8/31/03          $    7.46         0.26@         (0.09)        0.17         0.26              --!           0.26
Year Ended 8/31/02          $    7.38         0.26@          0.09         0.35         0.26            0.01            0.27
Year Ended 8/31/01          $    7.01         0.29           0.37         0.66         0.29              --            0.29
Year Ended 8/31/00          $    6.91         0.31           0.10         0.41         0.31              --            0.31
Year Ended 8/31/99          $    7.29         0.35          (0.31)        0.04         0.35            0.07            0.42

TAX FREE INCOME FUND*
Year Ended 8/31/03          $    6.65         0.26@         (0.12)        0.14         0.26            0.05            0.31
Year Ended 8/31/02          $    6.57         0.28@          0.08         0.36         0.28              --            0.28
Year Ended 8/31/01          $    6.25         0.29           0.32         0.61         0.29              --            0.29
Year Ended 8/31/00          $    6.19         0.30           0.06         0.36         0.30              --            0.30
Year Ended 8/31/99          $    6.60         0.34          (0.37)       (0.03)        0.34            0.04            0.38



  *  Formerly Institutional Class Shares since 9/10/01.

  @  Calculated based upon average shares outstanding.
  !  Rounds to less than .005

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                 NET ASSET
                                VALUE, END             TOTAL
                                 OF PERIOD            RETURN
NEW YORK INTERMEDIATE TAX
FREE INCOME FUND*
Year Ended 8/31/03          $         7.37              2.32%
Year Ended 8/31/02          $         7.46              4.99%
Year Ended 8/31/01          $         7.38              9.68%
Year Ended 8/31/00          $         7.01              6.13%
Year Ended 8/31/99          $         6.91              0.38%

TAX FREE INCOME FUND*
Year Ended 8/31/03          $         6.48              2.14%
Year Ended 8/31/02          $         6.65              5.61%
Year Ended 8/31/01          $         6.57             10.00%
Year Ended 8/31/00          $         6.25              6.11%
Year Ended 8/31/99          $         6.19             (0.63%)


                                                               RATIOS/SUPPLEMENTAL DATA:
                            -----------------------------------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS:
                                            -------------------------------------------------------------------
                                                                                                 NET INVESTMENT
                              NET ASSETS,                     NET               EXPENSES                 INCOME
                                   END OF              INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,   PORTFOLIO
                                   PERIOD        NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS    TURNOVER
                            (IN MILLIONS)   EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS        RATE
NEW YORK INTERMEDIATE TAX
FREE INCOME FUND*
Year Ended 8/31/03          $         410       0.72%        3.48%                  0.75%                  3.45%         38%
Year Ended 8/31/02          $         474       0.72%        3.63%                  0.76%                  3.59%         75%
Year Ended 8/31/01          $         302       0.75%        4.10%                  0.79%                  4.06%         33%
Year Ended 8/31/00          $         277       0.58%        4.48%                  0.70%                  4.36%         46%
Year Ended 8/31/99          $         295       0.04%        4.85%                  0.53%                  4.36%         39%

TAX FREE INCOME FUND*
Year Ended 8/31/03          $         663       0.75%        3.95%                  0.75%                  3.95%         36%
Year Ended 8/31/02          $         796       0.75%        4.23%                  0.75%                  4.23%         94%
Year Ended 8/31/01          $         798       0.74%        4.56%                  0.76%                  4.54%         57%
Year Ended 8/31/00          $         753       0.57%        4.98%                  0.66%                  4.89%         35%
Year Ended 8/31/99          $         744       0.03%        5.25%                  0.50%                  4.78%         39%

                       THIS PAGE INTENTIONALLY LEFT BLANK.

PRIVACY POLICY


Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.


              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on their Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392

PORTFOLIO HOLDINGS

A list of portfolio holdings is available fifteen days after month end upon request. Please call 1-800-348-4782 to obtain further information.


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL:publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File No. is 811-7841 for all Funds except JPMorgan California Bond Fund, whose File No. is 811-7795



(C) J.P. Morgan Chase & Co. All Rights Reserved. December 2003

PR-TFS-1203